Loans Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2020
Restricted Net Assets
Schedule of Loans Receivable, Net

Loans receivable as of December 31, 2019 and 2020 consist of the following:

	As of December 31,
	(Amount in Thousands)
	2019	2020	2020
	RMB	RMB	US$
Loans receivable:
-Within credit term	554,178	261,434	40,067
-Past due	105,029	163,376	25,038
Total loans receivable	659,207	424,810	65,105
Allowance for credit losses	(5,147)	(5,863)	(899)
Loans receivable, net	654,060	418,947	64,206

Activity in Allowance for Loan Losses

The following table presents the activity in the allowance for loan losses as of and for the years ended December 31, 2019 and 2020.

	(Amount in Thousands)
	RMB	US$
Loans receivable—January 1, 2019	2,556	392
Provisions	7,907	1,212
Reversal of allowance provided	(2,556)	(392)
Write off	(2,760)	(423)
Loans receivable—December 31, 2019	5,147	789
Provisions	9,195	1,409
Reversal of allowance provided	(5,147)	(789)
Write off	(3,332)	(510)
Loans receivable—December 31, 2020	5,863	899